Statement of Earnings - Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2012
Income Statement [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	Six months ended June 30,
	2012	2011
	(unaudited)	(unaudited)

Income per share attributable to AngloGold Ashanti common stockholders: (cents) (see note J)

Net income
Ordinary shares	182	183
E Ordinary shares	91	92
Ordinary shares - diluted	136	137
E Ordinary shares - diluted	85	84

Weighted average number of shares used in computation
Ordinary shares	384,238,379	382,894,949
Ordinary shares - diluted	419,116,755	417,544,711
E Ordinary shares - basic and diluted	2,560,095	2,723,866

Dividend declared per ordinary share (cents)	38	11
Dividend declared per E ordinary share (cents)	19	6